Quarterly Holdings Report
for
Fidelity Advisor® Balanced Fund
November 30, 2022
AIG-NPRT1-0123
1.805755.118
Common Stocks - 65.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.1%
Liberty Global PLC Class C (a)	259,169	5,360
Entertainment - 1.1%
Activision Blizzard, Inc.	199,026	14,718
Cinemark Holdings, Inc. (a)(b)	137,807	1,876
Netflix, Inc. (a)	94,387	28,838
Sea Ltd. ADR (a)	77,800	4,541
Take-Two Interactive Software, Inc. (a)	46,080	4,870
The Walt Disney Co. (a)	127,325	12,461
Warner Bros Discovery, Inc. (a)	10,522	120
		67,424
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (a)	780,240	78,796
Class C (a)	614,220	62,313
Epic Games, Inc. (a)(c)(d)	1,715	1,452
Meta Platforms, Inc. Class A (a)	443,775	52,410
Snap, Inc. Class A (a)	715,130	7,373
Tongdao Liepin Group (a)	818,021	826
		203,170
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	184,702	842
Charter Communications, Inc. Class A (a)	18,900	7,395
Comcast Corp. Class A	424,726	15,562
Liberty Broadband Corp.:
Class A (a)	76,300	6,882
Class C (a)	60,100	5,461
		36,142
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	104,495	15,827
TOTAL COMMUNICATION SERVICES		327,923
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Adient PLC (a)	115,300	4,490
Automobiles - 0.9%
Ferrari NV	21,100	4,706
Tesla, Inc. (a)	274,700	53,484
		58,190
Distributors - 0.1%
LKQ Corp.	99,600	5,411
Hotels, Restaurants & Leisure - 1.1%
ARAMARK Holdings Corp.	23,900	994
Booking Holdings, Inc. (a)	9,100	18,923
Caesars Entertainment, Inc. (a)	101,700	5,167
Churchill Downs, Inc.	45,300	10,055
Domino's Pizza, Inc.	15,900	6,181
Marriott International, Inc. Class A	101,100	16,717
McDonald's Corp.	42,000	11,457
Sweetgreen, Inc. Class A	11,300	162
		69,656
Household Durables - 0.1%
D.R. Horton, Inc.	24,600	2,116
Lennar Corp. Class A	32,800	2,881
Mohawk Industries, Inc. (a)	32,000	3,243
		8,240
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	1,211,900	116,997
Cazoo Group Ltd. (a)(c)	53,300	14
Deliveroo PLC Class A (a)(e)	69,400	72
eBay, Inc.	241,200	10,960
Uber Technologies, Inc. (a)	292,804	8,532
		136,575
Multiline Retail - 0.5%
Dollar General Corp.	81,600	20,863
Nordstrom, Inc. (b)	165,473	3,470
Ollie's Bargain Outlet Holdings, Inc. (a)	19,000	1,157
Target Corp.	20,700	3,458
		28,948
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	18,300	3,581
Industria de Diseno Textil SA (b)	196,200	5,122
Lowe's Companies, Inc.	164,800	35,028
The Home Depot, Inc.	64,809	20,997
TJX Companies, Inc.	353,730	28,316
		93,044
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	43,100	2,472
LVMH Moet Hennessy Louis Vuitton SE	4,000	3,104
NIKE, Inc. Class B	87,064	9,550
PVH Corp.	52,900	3,554
Tapestry, Inc.	203,200	7,675
		26,355
TOTAL CONSUMER DISCRETIONARY		430,909
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	5,800	2,229
Celsius Holdings, Inc. (a)	17,000	1,893
Constellation Brands, Inc. Class A (sub. vtg.)	59,600	15,338
Duckhorn Portfolio, Inc. (a)	54,900	882
Keurig Dr. Pepper, Inc.	35,000	1,353
Monster Beverage Corp. (a)	119,675	12,310
PepsiCo, Inc.	171,700	31,852
Pernod Ricard SA	14,800	2,936
The Coca-Cola Co.	575,100	36,582
		105,375
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	117,700	2,466
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	86,400	3,936
Cake Box Holdings PLC	54,900	77
Costco Wholesale Corp.	57,200	30,845
Sysco Corp.	76,700	6,635
U.S. Foods Holding Corp. (a)	252,272	9,228
Walmart, Inc.	209,400	31,917
		85,104
Food Products - 0.7%
Bunge Ltd.	17,400	1,824
Darling Ingredients, Inc. (a)	27,500	1,975
Freshpet, Inc. (a)(b)	52,200	3,498
Hotel Chocolat Group Ltd. (a)(b)	33,000	58
Lamb Weston Holdings, Inc.	34,800	3,024
Local Bounti Corp. (a)	174,087	366
McCormick & Co., Inc. (non-vtg.)	64,500	5,494
Mondelez International, Inc.	236,800	16,010
Sovos Brands, Inc. (a)	80,800	1,163
The Hershey Co.	31,400	7,384
TreeHouse Foods, Inc. (a)	38,500	1,903
		42,699
Household Products - 0.8%
Procter & Gamble Co.	360,700	53,802
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	34,400	8,111
Olaplex Holdings, Inc. (a)	168,300	1,005
The Honest Co., Inc. (a)(b)	28,300	82
		9,198
TOTAL CONSUMER STAPLES		296,178
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (a)	271,100	4,709
Halliburton Co.	51,200	1,940
Schlumberger Ltd.	288,200	14,857
Weatherford International PLC (a)	84,700	3,676
		25,182
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	262,700	15,684
Eco Atlantic Oil & Gas Ltd. (a)	835,000	223
Exxon Mobil Corp.	709,891	79,039
Genesis Energy LP	124,983	1,321
Hess Corp.	164,700	23,702
Imperial Oil Ltd.	273,785	15,577
Kosmos Energy Ltd. (a)	917,400	6,101
MEG Energy Corp. (a)	1,055,000	15,019
Phillips 66 Co.	110,274	11,958
Tourmaline Oil Corp.	113,100	6,884
Valero Energy Corp.	87,500	11,692
Vertex Energy, Inc. (a)(b)	59,400	492
		187,692
TOTAL ENERGY		212,874
FINANCIALS - 7.4%
Banks - 3.8%
AIB Group PLC	344,800	1,120
Bank of America Corp.	1,985,338	75,145
BankUnited, Inc.	25,778	947
BNP Paribas SA	71,281	4,005
Citizens Financial Group, Inc.	117,210	4,967
Comerica, Inc.	81,297	5,832
DNB Bank ASA	52,600	1,027
Eurobank Ergasias Services and Holdings SA (a)	3,642,596	4,201
JPMorgan Chase & Co.	197,939	27,351
M&T Bank Corp.	49,963	8,495
NatWest Group PLC	483,201	1,537
Piraeus Financial Holdings SA (a)	918,277	1,368
PNC Financial Services Group, Inc.	34,890	5,871
Signature Bank	30,864	4,306
Societe Generale Series A	175,607	4,420
Starling Bank Ltd. Series D (a)(c)(d)	659,301	2,360
Sumitomo Mitsui Financial Group, Inc.	70,700	2,400
U.S. Bancorp	304,283	13,811
UniCredit SpA	355,207	4,851
Wells Fargo & Co.	1,328,174	63,686
		237,700
Capital Markets - 1.2%
Bank of New York Mellon Corp.	409,640	18,802
BlackRock, Inc. Class A	17,240	12,344
Cboe Global Markets, Inc.	18,521	2,349
Goldman Sachs Group, Inc.	15,712	6,067
Intercontinental Exchange, Inc.	80,142	8,680
State Street Corp.	214,146	17,061
StepStone Group, Inc. Class A	98,820	2,963
Virtu Financial, Inc. Class A	144,998	3,216
		71,482
Consumer Finance - 0.4%
American Express Co.	63,683	10,036
Capital One Financial Corp.	79,173	8,174
OneMain Holdings, Inc.	101,647	4,001
Shriram Transport Finance Co. Ltd.	88,411	1,473
		23,684
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(d)	682,677	1,106
Berkshire Hathaway, Inc.:
Class A (a)	11	5,283
Class B (a)	37,652	11,996
Jumo World Ltd. (a)(d)	162	630
Sunrisemezz Ltd. (a)	131,182	16
		19,031
Insurance - 1.7%
Arthur J. Gallagher & Co.	52,513	10,456
Assurant, Inc.	12,426	1,593
Chubb Ltd.	27,082	5,947
Globe Life, Inc.	70,764	8,489
Hartford Financial Services Group, Inc.	174,441	13,322
Marsh & McLennan Companies, Inc.	101,194	17,525
Prudential PLC	69,021	821
The Travelers Companies, Inc.	267,629	50,799
		108,952
Thrifts & Mortgage Finance - 0.0%
UWM Holdings Corp. Class A (b)	108,313	482
TOTAL FINANCIALS		461,331
HEALTH CARE - 10.0%
Biotechnology - 2.3%
Amgen, Inc.	112,419	32,197
Gilead Sciences, Inc.	425,900	37,407
Legend Biotech Corp. ADR (a)	137,660	7,091
Regeneron Pharmaceuticals, Inc. (a)	40,811	30,678
Vertex Pharmaceuticals, Inc. (a)	119,893	37,934
		145,307
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	179,087	19,266
Boston Scientific Corp. (a)	907,211	41,069
Intuitive Surgical, Inc. (a)	22,300	6,030
ResMed, Inc.	69,739	16,054
		82,419
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)	399,670	7,018
AmerisourceBergen Corp.	195,668	33,399
Humana, Inc.	50,246	27,630
Option Care Health, Inc. (a)	509,672	15,346
Surgery Partners, Inc. (a)	477,405	13,515
UnitedHealth Group, Inc.	171,160	93,755
		190,663
Life Sciences Tools & Services - 0.9%
IQVIA Holdings, Inc. (a)	40,566	8,844
Thermo Fisher Scientific, Inc.	87,932	49,261
		58,105
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	311,568	21,177
Bristol-Myers Squibb Co.	227,607	18,272
Eli Lilly & Co.	177,254	65,775
Merck & Co., Inc.	57,500	6,332
Roche Holding AG (participation certificate)	38,159	12,464
Royalty Pharma PLC	607,310	26,703
		150,723
TOTAL HEALTH CARE		627,217
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.	175,300	6,604
Lockheed Martin Corp.	53,230	25,827
Northrop Grumman Corp.	20,446	10,904
Raytheon Technologies Corp.	69,752	6,886
Space Exploration Technologies Corp. Class A (a)(c)(d)	16,000	1,120
The Boeing Co. (a)	116,282	20,801
		72,142
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	33,042	6,269
Airlines - 0.1%
Delta Air Lines, Inc. (a)	194,000	6,862
Building Products - 0.4%
Trane Technologies PLC	144,581	25,796
Electrical Equipment - 0.7%
AMETEK, Inc.	176,232	25,099
Emerson Electric Co.	179,800	17,219
		42,318
Industrial Conglomerates - 0.6%
General Electric Co.	259,498	22,309
Honeywell International, Inc.	67,368	14,791
		37,100
Machinery - 1.7%
Caterpillar, Inc.	69,713	16,481
Deere & Co.	18,900	8,335
Dover Corp.	146,300	20,767
Fortive Corp.	390,331	26,367
Ingersoll Rand, Inc.	260,400	14,054
Parker Hannifin Corp.	64,437	19,263
		105,267
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	84,899	1,143
Road & Rail - 0.8%
CSX Corp.	689,950	22,554
Norfolk Southern Corp.	51,649	13,248
Old Dominion Freight Lines, Inc.	43,300	13,103
		48,905
TOTAL INDUSTRIALS		345,802
INFORMATION TECHNOLOGY - 17.0%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	170,700	13,729
IT Services - 2.5%
Accenture PLC Class A	26,900	8,095
Affirm Holdings, Inc. (a)(b)	62,163	865
Block, Inc. Class A (a)	134,000	9,081
Capgemini SA	48,000	8,678
Cognizant Technology Solutions Corp. Class A	201,300	12,523
Dlocal Ltd. (a)	242,100	3,535
EPAM Systems, Inc. (a)	21,800	8,035
Fiserv, Inc. (a)	12,666	1,322
MasterCard, Inc. Class A	32,400	11,547
MongoDB, Inc. Class A (a)	38,800	5,924
PayPal Holdings, Inc. (a)	20,003	1,568
Snowflake, Inc. (a)	26,400	3,773
Twilio, Inc. Class A (a)	51,600	2,529
Visa, Inc. Class A	316,650	68,713
Wix.com Ltd. (a)	55,400	5,013
Worldline SA (a)(e)	99,296	4,704
		155,905
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	64,900	5,038
ASML Holding NV (Netherlands)	14,800	9,036
Lam Research Corp.	39,600	18,706
Marvell Technology, Inc.	195,600	9,099
MediaTek, Inc.	218,000	5,286
Microchip Technology, Inc.	237,300	18,792
Micron Technology, Inc.	379,087	21,854
NVIDIA Corp.	402,900	68,183
NXP Semiconductors NV	76,197	13,398
Renesas Electronics Corp. (a)	1,174,800	11,522
Silergy Corp.	156,000	2,349
SolarEdge Technologies, Inc. (a)	35,200	10,520
Taiwan Semiconductor Manufacturing Co. Ltd.	1,153,000	18,581
		212,364
Software - 6.9%
Adobe, Inc. (a)	100,000	34,493
Autodesk, Inc. (a)	71,900	14,520
Black Knight, Inc. (a)	20,170	1,250
CCC Intelligent Solutions Holdings, Inc. (a)(c)	34,443	317
Coupa Software, Inc. (a)	54,400	3,440
Cvent Holding Corp. (a)(c)	122,436	686
Elastic NV (a)	44,496	2,723
Five9, Inc. (a)	59,300	3,802
HubSpot, Inc. (a)	31,000	9,394
Intuit, Inc.	58,800	23,966
Microsoft Corp.	1,103,500	281,548
Salesforce.com, Inc. (a)	194,889	31,231
Stripe, Inc. Class B (a)(c)(d)	15,600	396
Synopsys, Inc. (a)	40,200	13,650
Workday, Inc. Class A (a)	45,100	7,572
		428,988
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,680,420	248,753
TOTAL INFORMATION TECHNOLOGY		1,059,739
MATERIALS - 1.9%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	33,787	10,479
Cabot Corp.	11,770	867
Celanese Corp. Class A	22,560	2,421
CF Industries Holdings, Inc.	53,010	5,735
Chemtrade Logistics Income Fund	88,810	612
Corteva, Inc.	82,200	5,521
DuPont de Nemours, Inc.	65,352	4,608
Ecolab, Inc.	26,493	3,969
Linde PLC	67,093	22,575
LyondellBasell Industries NV Class A	44,080	3,747
Olin Corp.	42,682	2,432
Sherwin-Williams Co.	25,924	6,460
The Chemours Co. LLC	46,410	1,441
Tronox Holdings PLC	164,570	2,325
Valvoline, Inc.	173,600	5,725
Westlake Corp.	10,060	1,083
		80,000
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8,347	3,059
Vulcan Materials Co.	17,830	3,269
		6,328
Containers & Packaging - 0.1%
Aptargroup, Inc.	15,950	1,693
Crown Holdings, Inc.	8,840	727
Greif, Inc. Class A	25,420	1,787
Sealed Air Corp.	45,760	2,436
		6,643
Metals & Mining - 0.4%
Alcoa Corp.	31,480	1,578
First Quantum Minerals Ltd.	258,000	6,134
Freeport-McMoRan, Inc.	254,628	10,134
Glencore PLC	317,660	2,168
Reliance Steel & Aluminum Co.	17,925	3,787
		23,801
TOTAL MATERIALS		116,772
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	3,100	482
American Tower Corp.	61,500	13,607
Corporate Office Properties Trust (SBI)	95,400	2,649
Crown Castle International Corp.	75,300	10,650
CubeSmart	52,200	2,161
Elme Communities (SBI)	63,200	1,249
Equinix, Inc.	17,700	12,225
Equity Lifestyle Properties, Inc.	120,300	7,990
Essex Property Trust, Inc.	16,800	3,702
Host Hotels & Resorts, Inc.	358,500	6,790
Invitation Homes, Inc.	198,700	6,484
Kilroy Realty Corp.	8,600	372
Life Storage, Inc.	6,309	678
Mid-America Apartment Communities, Inc.	30,000	4,946
Prologis (REIT), Inc.	117,500	13,840
Simon Property Group, Inc.	17,800	2,126
Ventas, Inc.	80,700	3,755
Welltower, Inc.	82,800	5,881
		99,587
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,100	3,941
WeWork, Inc. (a)	182,300	503
		4,444
TOTAL REAL ESTATE		104,031
UTILITIES - 1.9%
Electric Utilities - 1.4%
Constellation Energy Corp.	110,625	10,633
Edison International	74,900	4,993
Exelon Corp.	209,276	8,658
FirstEnergy Corp.	202,200	8,339
NextEra Energy, Inc.	278,800	23,614
PG&E Corp. (a)	675,662	10,608
PPL Corp.	193,200	5,703
Southern Co.	219,500	14,847
		87,395
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	244,849	7,081
Multi-Utilities - 0.4%
Dominion Energy, Inc.	133,645	8,167
NiSource, Inc.	152,500	4,261
Public Service Enterprise Group, Inc.	47,600	2,882
Sempra Energy	71,424	11,870
		27,180
TOTAL UTILITIES		121,656
TOTAL COMMON STOCKS (Cost $3,174,287)		4,104,432

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	18,992	3,495

CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (c)	38,272	1,880

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(c)(d)	16,809	847
Series B2(a)(c)(d)	8,427	425
		1,272
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	6,703	552

TOTAL INDUSTRIALS		1,824

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(c)(d)	56,066	789

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (a)(c)(d)	140,700	1,431
GaN Systems, Inc.:
Series F1(c)(d)	15,161	84
Series F2(c)(d)	8,006	44
Xsight Labs Ltd. Series D (a)(c)(d)	60,136	423
		1,982
Software - 0.1%
Algolia, Inc. Series D (a)(c)(d)	28,657	449
Bolt Technology OU Series E (c)(d)	6,388	817
Databricks, Inc.:
Series G(a)(c)(d)	4,077	193
Series H(a)(c)(d)	19,485	921
Skyryse, Inc. Series B (a)(c)(d)	50,800	1,022
Stripe, Inc. Series H (a)(c)(d)	6,300	160
		3,562
TOTAL INFORMATION TECHNOLOGY		6,333

TOTAL CONVERTIBLE PREFERRED STOCKS		13,532
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	62,279	3,060

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (a)(d)	91,236	1,344
Gupshup, Inc. (a)(c)(d)	58,730	1,042
		2,386
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,446
TOTAL PREFERRED STOCKS (Cost $17,569)		18,978

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 3.22% to 4.09% 12/22/22 to 2/9/23 (g) (Cost $2,995)	3,010	2,995

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(h) (Cost $355)	355	231

Fixed-Income Funds - 32.5%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $2,353,237)	20,850,807	2,032,954

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (j)	2,093,366	2,094
Fidelity Securities Lending Cash Central Fund 3.86% (j)(k)	13,462,771	13,464
TOTAL MONEY MARKET FUNDS (Cost $15,557)		15,558

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $5,564,000)	6,175,148
NET OTHER ASSETS (LIABILITIES) - 1.2%	74,707
NET ASSETS - 100.0%	6,249,855

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	278	Dec 2022	56,729	2,897	2,897

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,316,000 or 0.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,776,000 or 0.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,727,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757

ABL Space Systems Series B2	10/22/21	573

Algolia, Inc. Series D	7/23/21	838

Ant International Co. Ltd. Class C	5/16/18	2,602

Astera Labs, Inc. Series C	8/24/21	473

Astranis Space Technologies Corp. Series C	3/19/21	1,229

Beta Technologies, Inc. Series A	4/09/21	491

Bolt Technology OU Series E	1/03/22	1,660

ByteDance Ltd. Series E1	11/18/20	2,081

Cazoo Group Ltd.	3/28/21	533

CCC Intelligent Solutions Holdings, Inc.	2/02/21	344

Circle Internet Financial Ltd. Series E	5/11/21	1,011

Circle Internet Financial Ltd. Series F	5/09/22	1,613

Cvent Holding Corp.	7/23/21	1,224

Databricks, Inc. Series G	2/01/21	241

Databricks, Inc. Series H	8/31/21	1,432

Epic Games, Inc.	3/29/21	1,518

GaN Systems, Inc. Series F1	11/30/21	129

GaN Systems, Inc. Series F2	11/30/21	68

GaN Systems, Inc. 0%	11/30/21	355

Gupshup, Inc.	6/08/21	1,343

Skyryse, Inc. Series B	10/21/21	1,254

Space Exploration Technologies Corp. Class A	2/16/21	672

Starling Bank Ltd. Series D	6/18/21	1,179

Stripe, Inc. Class B	5/18/21	626

Stripe, Inc. Series H	3/15/21	253

Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	57,511	302,058	357,475	384	-	-	2,094	0.0%
Fidelity Investment Grade Bond Central Fund	2,025,195	65,291	-	16,691	-	(57,532)	2,032,954	6.1%
Fidelity Securities Lending Cash Central Fund 3.86%	12,253	28,212	27,001	11	-	-	13,464	0.0%
Total	2,094,959	395,561	384,476	17,086	-	(57,532)	2,048,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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